Note 17 - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Fair Value, by Balance Sheet Grouping [Table Text Block]
	(in thousands)
	2021		2020
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL ASSETS
Cash and cash equivalents	$75,202	$75,202	$57,034	$57,034	1
Securities, including FHLB stock	312,771	312,771	200,178	200,178	2,3
Loans held for sale	9,146	9,146	18,427	18,427	3
Net loans	599,204	600,512	624,109	625,628	3
Mortgage servicing rights	1,868	1,868	1,132	1,132	3
Hedging assets	922	922	3,245	3,245	3
Total financial assets	$999,113	$1,000,421	$904,125	$905,644
	(in thousands)
	2021		2020
	Carrying Amount	Estimated Value	Carrying Amount	Estimated Value	Input Level
FINANCIAL LIABILITIES
Deposits
Maturity	$129,447	$129,196	$152,331	$153,337	3
Non-maturity	800,966	800,966	686,047	686,047	1
Other borrowings	7,012	7,012	7,750	7,750	3
Junior subordinated deferrable interest debentures	12,976	10,931	12,942	10,300	3
Hedging liabilities	46	46	616	616	3
Total financial liabilities	$950,435	$948,139	$859,686	$858,050